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June 21, 2016

VIA EDGAR

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	Griffin Institutional Access Real Estate Fund, File No. 333-212073

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the Fund named above do not differ from those contained the Trust's Registration Statement on Form N-2. The Registration Statement was filed with the U.S. Securities and Exchange Commission electronically on June 16, 2016.

If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8531.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

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